Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest expense:
Debt	$ 140	$ 193
Derivative financial instruments - hedging activities	0	(1)
Other, net	23	10
Fair value gains on financial instruments:
Fair value losses (gains) on cash flow hedges, transfer from equity (see note 20)	88	(30)
Net foreign exchange (gains) losses on debt	(88)	30
Net interest expense - debt and other	163	202
Net interest expense - leases	14	9
Net interest expense - pension and other post-employment benefit plans	24	25
Interest income	(76)	(84)
Net interest expense	$ 125	$ 152